OTHER OPERATING INCOME (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER OPERATING INCOME	For the six months ended June 30, 2023 and 2022, other operating income consists of:
	Six months Ended June 30,
	2023	2022
Other income	$1,213	$166,001
	$1,213	$166,001
For the years ended December 31, 2022 and 2021, other operating income consists of:
	Years Ended December 31,
	2022	2021
Other income	$144,396	$—
Subsidy from government	—	490,300
	$144,396	$490,300